Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of The Eaton Puerto Rico Retirement Savings Plan ("Plan") provides only general information. Participants should refer to the Plan document and summary plan description, which are available from the Human Resources Department upon request, for a complete description of the Plan's provisions.

General:

Effective December 31, 2010, Cutler-Hammer Electrical Company established The Eaton Puerto Rico Retirement Savings Plan. The Plan was amended to designate Eaton Intelligent Power Limited as the "Company" and "Plan Sponsor" effective December 29, 2023. The Company is a subsidiary of Eaton Corporation plc ("Eaton"). The Plan is intended to be qualified under Sections 1081.01(a) and (d) of the Puerto Rico Internal Revenue Code of 2011, as amended ("PRIRC"). The Plan was amended and restated April 1, 2013. The two most recent amendments to the Plan were dated December 12, 2024, and December 23, 2025. Banco Popular de Puerto Rico is the trustee of the Plan.

Eligibility for Participation:

The Plan provides that employees rendering service in Puerto Rico with an employing company (including the Company and Eaton), but not covered under a collective bargaining agreement, are eligible to participate in the Plan immediately upon employment.

Contributions:

Employee Contributions - Employees may elect to make before-tax contributions to the Plan up to a maximum of 30% of their compensation. Newly hired employees are automatically enrolled in the Plan at a rate of 6% of eligible compensation.

Employer Contributions (Matching) - The Company makes a voluntary matching contribution of 50% of the employee contributions not to exceed 3% of the total compensation of the employee.

Employer Contributions (Retirement) - Certain employees are eligible for a non-elective Eaton Retirement Contribution of 4% of their eligible compensation.

Employee and Employer contributions are determined and recorded at the time compensation is paid.

Contributions are subject to limitations on annual additions and other limitations imposed by Section 1081.01(d) of the PRIRC, as amended from time to time, as defined in the Plan document.

Participants' Accounts:

Each participant's account is credited with the participant's contributions, employer contributions, and an allocation of Plan earnings and transaction costs. Allocations, if any, are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account. On termination of service, a participant is eligible to receive a lump sum amount equal to the vested value of his or her account. Benefit payments are recorded when paid.

Employer Contribution Eligibility and Vesting:

All participants are 100% vested in their contributions plus actual earnings thereon. Vesting in the employer contributions portion of a participant's account plus actual earnings thereon is based on years of continuous service. Participants are 100% vested after three years of service, attainment of retirement age as defined by the Plan, or upon the death of the participant. Eligibility for current year employer contributions (matching) is subject to year-end eligibility requirements, as defined by the Plan.

4
1    Description of Plan, Continued

Notes Receivable from Participants:

In response to financial hardship caused by Hurricane Maria, participant loans were offered from October 20, 2017, through May 10, 2018. Loans were available up the lesser of $50,000 or 50% of a participant's account balance, with terms generally ranging from one to five years (longer for primary residence loans). Loans are secured by the balance in the participant's account, bear interest at a rate set by the Plan Administrator and are valued at unpaid principal plus accrued interest. Certain deemed defaulted loan balances continue to accrue interest are included in notes receivable from participants in the Statement of Net Assets Available for Benefits.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with PRIRC guidelines.

Investment Options:
Contributions may be invested in any of the fund options available under the Plan.